Equity - Schedule of Non-vested Share Activity (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares [1]
Equity [Abstract]
Options Non-vested, Beginning | shares	41,650
Options Granted | shares	333,348
Options Vested | shares	(41,650)
Options Canceled | shares	(7,000)
Options Non-vested, Ending | shares	326,348
Weighted Average Grant Date Fair Value, Non-Vested Beginning Balance | $ / shares	$ 3.54
Weighted Average Grant Date Fair Value, Granted | $ / shares	1.01
Weighted Average Grant Date Fair Value, Vested | $ / shares	3.54
Weighted Average Grant Date Fair Value, Canceled | $ / shares	1.01
Weighted Average Grant Date Fair Value, Non-Vested Ending Balance | $ / shares	$ 1.01

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company's issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.